Consolidated Statements of Stockholders Deficit - USD ($)		Convertible Preferred Stock [Member] Preferred Stock [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member] Change in Reporting Entity, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Change in Reporting Entity, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Change in Reporting Entity, Adjustment [Member]	Treasury Stock, Common [Member]		Treasury Stock, Common [Member] Previously Reported [Member]	Treasury Stock, Common [Member] Change in Reporting Entity, Adjustment [Member]	Share Subscription Receivable [Member]	Share Subscription Receivable [Member] Previously Reported [Member]	Share Subscription Receivable [Member] Change in Reporting Entity, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Change in Reporting Entity, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Change in Reporting Entity, Adjustment [Member]	Total	Previously Reported [Member]	Change in Reporting Entity, Adjustment [Member]
Balance at Dec. 31, 2023		$ 7,865,000	$ 7,865,000		$ 1,000	$ 2,000	$ (1,000)	$ 2,308,000	$ 2,307,000	$ (1,000)								$ (18,834,000)	$ (18,834,000)		$ 193,000	$ 193,000		$ (8,467,000)	$ (8,467,000)
Balance, shares at Dec. 31, 2023		5,950,673	9,043,234	(3,092,561)	6,067,341	9,220,534	(3,153,193)
Balance, shares at Dec. 31, 2023	[1],[2]
Stock-based compensation								1,067,000																1,067,000
Net loss																		(15,383,000)						(15,383,000)
Issuance of shares upon repayment of 2023 Promissory Notes								899,000																899,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares					1,618,549
Foreign currency translation																					57,000			57,000
Common stock repurchase											(2,903,000)													2,903,000
Common stock repurchase, shares					(438,903)						438,903	[1],[2]
Exercise of stock options								12,000																12,000
Exercise of stock options, shares					17,205
Gain on extinguishment recorded as a capital transaction								343,000																343,000
Premium from extinguishment of payable								70,000																70,000
Balance at Dec. 31, 2024		$ 7,865,000	$ 7,865,000		$ 1,000	$ 1,000		4,699,000	$ 4,699,000		$ (2,903,000)		$ (2,903,000)					(34,217,000)	$ (34,217,000)		250,000	$ 250,000		$ (24,305,000)	$ (24,305,000)
Balance, shares at Dec. 31, 2024		5,950,673			7,264,192
Balance, shares at Dec. 31, 2024											438,903	[1],[2]												438,903
Stock-based compensation								231,000																$ 231,000
Net loss																		(928,000)						(928,000)
Issuance of shares upon repayment of 2023 Promissory Notes								3,000																3,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares					6,772
Issuance of common stock upon cashless exercise of stock option								707,000																707,000
Issuance of common stock upon cashless exercise of stock option, shares					745,896
Shares withheld related to cashless exercise of stock option								707,000																707,000
Shares withheld related to cashless exercise of stock option, shares					(79,234)
Issuance of common stock upon the reverse recapitalization, net of issuance costs (refer note 20)					$ 1,000			8,507,000																8,508,000
Issuance of common stock upon the reverse recapitalization, net of issuance costs (refer note 20), shares					12,456,071
Issuance of shares as a result of Conversion of convertible notes								10,157,000																10,157,000
Issuance of shares as a result of Conversion of convertible notes, shares					1,976,050
Shares issued to a vendor of Legacy Fusemachines to settle outstanding invoices.								198,000																198,000
Shares issued to a vendor of Legacy Fusemachines to settle outstanding invoices., shares					29,611
Transfer of Fusemachines Inc. common stock to a third party vendor								151,000																151,000
CSLM Sponsor Transfer of Pubco Shares to Fusemachines third party, shares
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization		$ (7,865,000)			$ 1,000			7,864,000
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization, shares		(5,950,673)			5,950,673
Treasury stock cancellation upon reverse recapitalization								(2,903,000)			$ 2,903,000
Treasury stock cancellation upon reverse recapitalization, shares	[1],[2]										(438,903)
Prepaid forward purchase agreement															11,005,000									11,005,000
Issuance of shares pursuant to PIPE transaction (refer note 23)								1,000,000																1,000,000
Issuance of shares pursuant to PIPE transaction (refer note 23), shares					588,235
Issuance of warrants related to forward purchase agreement and convertible note agreement (refer note 10 &22 )								1,013,000																1,013,000
Loss for extinguishment of convertible notes payable								391,000																391,000
Foreign currency translation																					10,000			$ 10,000
Exercise of stock options, shares																								6,772
Balance at Dec. 31, 2025					$ 3,000			$ 31,311,000							$ (11,005,000)			$ (35,145,000)			$ 260,000			$ (14,576,000)
Balance, shares at Dec. 31, 2025					28,938,266
Balance, shares at Dec. 31, 2025												[1],[2]

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ equity from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ equity.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.